SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies Accounting Judgments Estimates And Assumptions
SCHEDULE OF DEPRECIATION RATES OF PROPERTY, PLANT AND EQUIPMENT
%
Computers	33
Machines and equipment	20
Furniture and office equipment	10
Leasehold improvements	8